UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003
Check here if Amendment [ ]; Amendment Number: ____

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Capital Advisors, Inc.
Address: 320 South Boston
         Suite 825
         Tulsa, OK 74103

Form 13F File Number:     28-2644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all require items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lori A. Smith
Title:    Chief Operating Officer
Phone:    918-599-0045
Signature, Place, and Date of Signing:

     Lori A. Smith     Tulsa, OK     August 7, 2003

Report Type (Check only one):

[X]     13F HOLDINGS REPORT.
[ ]     13F NOTICE.
[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     57

Form 13F Information Table Value Total:     $202,895
                                            (Thousands)

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC TELECOMMUNICATION          COMMON           000886101       23    10000 SH       SOLE                    10000
AFFILIATED COMPUTER S          COMMON           008190100     4081    89235 SH       SOLE                    89235
ALBERTO CULVER CO CL           COMMON           013068101     2454    48027 SH       SOLE                    48027
AMERICAN EXPRESS CO            COMMON           025816109     6444   154120 SH       SOLE                   154120
AMGEN INC COM                  COMMON           031162100     8810   133599 SH       SOLE                   133599
AUTOZONE INC COM               COMMON           053332102     4500    59234 SH       SOLE                    59234
AVON PRODS INC COM             COMMON           054303102     3340    53694 SH       SOLE                    53694
B P PLC ADR                    ADR              055622104     2793    66471 SH       SOLE                    66471
BEST BUY INC COM               COMMON           086516101     3541    80630 SH       SOLE                    80630
BOSTON SCIENTIFIC COR          COMMON           101137107     4208    68875 SH       SOLE                    68875
C D W CORPORATION              COMMON           12512N105     4168    90989 SH       SOLE                    90989
CEPHALON INC COM               COMMON           156708109      821    20000 SH       SOLE                    20000
CHEVRONTEXACO CORP CO          COMMON           166764100      206     2850 SH       SOLE                     2850
CISCO SYS INC COM              COMMON           17275R102     5442   324103 SH       SOLE                   324103
COCA COLA CO                   COMMON           191216100      223     4800 SH       SOLE                     4800
CONSTELLATION BRANDS           COMMON           21036P108     5374   171135 SH       SOLE                   171135
DELL COMPUTER CORP CO          COMMON           247025109     7094   222798 SH       SOLE                   222798
DU PONT E I DE NEMOUR          COMMON           263534109      321     7706 SH       SOLE                     7706
EBAY INC COM                   COMMON           278642103     7986    76790 SH       SOLE                    76790
EL PASO CORP COM               COMMON           28336L109      106    13150 SH       SOLE                    13150
ESPERION THERAPEUTICS          COMMON           29664R106      641    33000 SH       SOLE                    33000
EXXON MOBIL CORP COM           COMMON           30231G102     1259    35070 SH       SOLE                    35070
FAMILY DLR STORES INC          COMMON           307000109     7223   189336 SH       SOLE                   189336
FIRST DATA CORP COM            COMMON           319963104     4887   117935 SH       SOLE                   117935
FORD MTR CO DEL                COMMON           345370860      125    11398 SH       SOLE                    11398
GENERAL DYNAMICS COM           COMMON           369550108     3388    46727 SH       SOLE                    46727
GENERAL ELECTRIC               COMMON           369604103      711    24791 SH       SOLE                    24791
GRAINGER W W INC COM           COMMON           384802104     3707    79277 SH       SOLE                    79277
H & R BLOCK                    COMMON           93671105      3449    79753 SH       SOLE                    79753
HOME DEPOT INC COM             COMMON           437076102     3523   106380 SH       SOLE                   106380
I B M                          COMMON           459200101     5142    62326 SH       SOLE                    62326
ICOS CORP COM                  COMMON           449295104      210     5700 SH       SOLE                     5700
INTEL CORP COM                 COMMON           458140100     5867   281934 SH       SOLE                   281934
JDS UNIPHASE CORP COM          COMMON           46612J101      122    34900 SH       SOLE                    34900
JOHNSON & JOHNSON              COMMON           478160104      493     9529 SH       SOLE                     9529
KOHLS CORP COM                 COMMON           500255104     3615    70365 SH       SOLE                    70365
L3 COMM HLDGS                  COMMON           502424104     3735    85871 SH       SOLE                    85871
LEVEL 3 COMM                   COMMON           52729N100       96    14400 SH       SOLE                    14400
LILLY ELI AND COMPAN           COMMON           532457108     3617    52445 SH       SOLE                    52445
LOCKHEED MARTIN CORP           COMMON           539830109     3816    80219 SH       SOLE                    80219
MARSH & MCLENNAN COS           COMMON           571748102     7913   154941 SH       SOLE                   154941
MERCK & CO INC                 COMMON           589331107      944    15589 SH       SOLE                    15589
MICROSOFT                      COMMON           594918104    11932   465377 SH       SOLE                   465377
NIKE INC CL B                  COMMON           654106103     2956    55261 SH       SOLE                    55261
NORTHROP GRUMMAN               COMMON           666807102     3377    39133 SH       SOLE                    39133
NUVEEN INVTS INC CL A          COMMON           67090F106     3760   138039 SH       SOLE                   138039
PEPSICO INC                    COMMON           713448108      216     4847 SH       SOLE                     4847
PFIZER INC                     COMMON           717081103     8070   236300 SH       SOLE                   236300
PIER 1 IMPORTS INC SH          COMMON           720279108     3937   192985 SH       SOLE                   192985
QUALCOMM INC COM               COMMON           747525103     4830   134400 SH       SOLE                   134400
QUEST DIAGNOSTICS              COMMON           74834L100     4117    64527 SH       SOLE                    64527
SUITE101 COM INC COM           COMMON           865073100       25    20000 SH       SOLE                    20000
SYSCO CORP COM                 COMMON           871829107     5602   186498 SH       SOLE                   186498
TIFFANY & CO NEW COM           COMMON           886547108     3814   116718 SH       SOLE                   116718
UNIVERSAL HEALTH SVCS          COMMON           913903100     3479    87803 SH       SOLE                    87803
WAL MART STORES INC            COMMON           931142103     6453   120242 SH       SOLE                   120242
X M SAT. RADIO                 COMMON           983759101     3909   355677 SH       SOLE                   355677